Financial and other investments - Schedule of financial assets (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Debt investments and other at fair value through other comprehensive income, non-current	£ 352	£ 343
Equity investments at fair value through other comprehensive income, non-current	83	93
Investments at fair value through profit and loss, non-current	108	62
Loans to joint ventures, non-current	0	169
Other non-current financial assets	543	667	£ 899	£ 899
Investments at fair value through profit and loss, current	1,278	1,311
Financial assets at amortised cost, current	720	670
Other current financial assets	1,998	1,981	£ 2,694	£ 2,694	£ 8,741
Other financial assets	2,541	2,648
Investments in short-term money funds
Disclosure of associates [line items]
Other financial assets	978	969
Insurance company fund investments
Disclosure of associates [line items]
Other financial assets	300	342
Short term investments, restricted	1	6
Equities
Disclosure of associates [line items]
Other financial assets	83	93
Bonds
Disclosure of associates [line items]
Other financial assets	132	122
Cash surrender value of life insurance policies
Disclosure of associates [line items]
Other financial assets	220	221
Loans to joint ventures and associates
Disclosure of associates [line items]
Other financial assets	0	169
Corporate ventures capital and other
Disclosure of associates [line items]
Other financial assets	108	62
Restricted balances - collateral
Disclosure of associates [line items]
Other financial assets	685	637
Restricted balances - other
Disclosure of associates [line items]
Other financial assets	35	33
U.S. Non-Qualified Plan Investments
Disclosure of associates [line items]
Other financial assets	435	436
Short term investments, restricted	26	22
Unquoted Equity Investments
Disclosure of associates [line items]
Other financial assets	£ 97	£ 51